Other Income (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2014	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012
Management fees, interest and other	$ 50,006
Other income	90,843 [1]
Predecessor
Management fees, interest and other		23,024	76,784	70,187
Other income		44,153	123,232	123,250
AeroTurbine
Revenue : Engines, airframes, parts and supplies revenue	275,315
Cost of goods sold	(234,478)
Gross profit	40,837
AeroTurbine | Predecessor
Revenue : Engines, airframes, parts and supplies revenue		123,695	330,880	308,981
Cost of goods sold		(102,566)	(284,432)	(255,918)
Gross profit		$ 21,129	$ 46,448	$ 53,063

[1]	Includes interest income of $33,262 and commission revenue of $1,445 from AerCap. See Note 9-Related Party Transactions.